Rights of Use - Movements of Rights of Use (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	€ 7,579	€ 4,982
Additions	2,448	1,979
Sale of the towers division of Telxius		2,500
Amortization	(2,064)	(1,649)	€ (1,602)
Disposals	(57)	(221)
Business combinations	111	8
Transfers and others	20	48
Translation differences and hyperinflation	282	28
Right-of-use assets at end of period	8,279	7,579	4,982
Additions to right-of-use assets including companies held for sale and the sale of companies		2,439
Rights of use on land and natural properties
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	793	762
Additions	367	316
Sale of the towers division of Telxius		(85)
Amortization	(279)	(191)
Disposals	(7)	(15)
Business combinations	0	0
Transfers and others	15	11
Translation differences and hyperinflation	26	17
Right-of-use assets at end of period	885	793	762
Buildings
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	3,561	2,819
Additions	1,402	776
Sale of the towers division of Telxius		1,096
Amortization	(1,139)	(1,012)
Disposals	(29)	(94)
Business combinations	110	4
Transfers and others	11	40
Translation differences and hyperinflation	236	12
Right-of-use assets at end of period	4,130	3,561	2,819
Rights of use on plant and machinery
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	3,024	1,238
Additions	596	796
Sale of the towers division of Telxius		1,478
Amortization	(574)	(382)
Disposals	(19)	(109)
Business combinations	0	0
Transfers and others	5	(1)
Translation differences and hyperinflation	15	2
Right-of-use assets at end of period	3,037	3,024	1,238
Other rights of use
Movement of Right-of-Use Assets [Roll Forward]
Right-of-use assets at beginning of period	201	163
Additions	83	91
Sale of the towers division of Telxius		11
Amortization	(72)	(64)
Disposals	(2)	(3)
Business combinations	1	4
Transfers and others	(11)	(2)
Translation differences and hyperinflation	5	(3)
Right-of-use assets at end of period	€ 227	€ 201	€ 163